STOCK OPTIONS AND CONTRIBUTED SURPLUS (Tables)	12 Months Ended
Dec. 31, 2024
Stock Options And Contributed Surplus
SCHEDULE OF STOCK OPTIONS OUTSTANDING

Stock option transactions and the number of stock options outstanding were as follows:

		Historical
		Weighted Average
	Number of	Exercise
	Options	Price

Balance, January 1, 2022	4,959,617	$4.40
Expired/cancelled	(117,438)	6.02
Exercised	(143,437)	2.85
Granted	2,043,083	3.32

Balance, December 31, 2022	6,741,825	4.10
Expired/cancelled	(182,750)	4.66
Exercised	(268,356)	2.49
Granted	1,002,170	4.11

Balance, December 31, 2023	7,292,889	3.92
Expired/cancelled	(184,996)	5.33
Exercised	(597,151)	1.28
Granted	3,051,482	2.12
Modified options (1)	(7,153,358)	3.92
Repriced options (1)	7,153,358	1.29

Balance, December 31, 2024	9,562,224	$1.47

(1)	During the year ended December 31, 2024, the Company amended 7,153,358 stock options granted to directors, officers, employees and consultants. The amended stock options were initially granted at prices ranging from CA$2.60 to CA$11.90. The amended stock options were repriced to CA$1.75.

SCHEDULE OF STOCK OPTIONS ASSUMPTIONS

The stock options granted and re-priced were valued using the Black-Scholes option pricing model using the following assumptions:

Re-priced stock options

	2024	2024	2023	2022

Weighted average exercise price	$1.29	$2.12	$4.11	$3.32
Weighted average risk-free interest rate	3.47%	2.99% - 3.55%	2.88% - 3.48%	1.80% - 3.48%
Weighted average dividend yield	0%	0%	0%	0%
Weighted average volatility	83.70%	85.73% - 86.97%	82.17% - 82.45%	83.51%
Weighted average estimated life	6.4 years	10 years	10 years	10 years
Weighted average share price	$1.29	$2.12	$4.11	$3.32
Share price on the various grant dates:	$1.29	$4.05 - $4.63	$4.05 - $4.63	$2.72 - $6.71
Weighted average fair value	$0.96	$3.42	$3.42	$2.70

SCHEDULE OF WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE AND WEIGHTED AVERAGE EXERCISE PRICE OF OPTIONS

The weighted average remaining contractual life and weighted average exercise price of options outstanding and of options exercisable as at December 31, 2024 are as follows:

Options Outstanding				Options Exercisable
		Historical Weighted Average	Weighted Average Remaining		Historical Weighted Average
Exercise	Number	Exercise	Contractual	Number	Exercise
Range	Outstanding	Price	Life (years)	Exercisable	Price

$0.76 - $1.22	6,510,742	$1.22	5.94	2,471,484	$1.22
$1.23 - $3.04	2,582,659	$1.68	9.39	208,245	$1.72
$3.05 - $5.00	468,823	$3.92	9.87	-	$-

	9,562,224	$1.47	7.07	2,679,729	$1.26